Taxation - Additional Information (Detail) - GBP (£)		12 Months Ended
	Apr. 01, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure Of Income Tax Expense [Line Items]
Approximate percentage of provision under tax authority examination		85.00%
Provision for tax uncertainties included in current tax liabilities		£ 252,000,000	£ 240,000,000
Additional amount required for tax settlement		£ 556,000,000
Corporation tax	19.00%	17.00%	17.00%	17.00%
Unused tax losses for which no deferred tax asset recognised		£ 4,200,000,000	£ 4,100,000,000
Undistributed earnings		10,191,000,000	10,934,000,000	£ 7,163,000,000	£ 11,994,000,000
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Unused tax losses for which no deferred tax asset recognised		16,900,000,000	16,900,000,000
Income tax		18,200,000	23,000,000
Non-United Kingdom [Member]
Disclosure Of Income Tax Expense [Line Items]
Deferred tax liability		0
Undistributed earnings		2,500,000,000	£ 2,400,000,000
European Union [Member]
Disclosure Of Income Tax Expense [Line Items]
Undistributed earnings		970,000,000
Additional income tax		27,500,000
EE [Member]
Disclosure Of Income Tax Expense [Line Items]
Additional amount required for tax settlement		£ 474,000,000